Note 15 - Preferred Shares - Dividends Series B Preferred Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance (in shares)	19,605	37,314	35,505
Balance	$ 18,757,361	$ 35,613,759	$ 33,804,948
Dividends declared (in shares)	81	1,333	1,809
Dividends declared	$ 78,639	$ 1,335,733	$ 1,808,811
Shares distributed to EuroDry (in shares)		(19,042)
Shares distributed to EuroDry		$ (18,192,131)
Redemption of shares (in shares)	(11,686)
Redemption of shares	$ (11,686,000)
Preferred deemed dividend	$ 504,577
Balance (in shares)	8,000	19,605	37,314
Balance	$ 7,654,577	$ 18,757,361	$ 35,613,759
Ordinary Preferred Stock [Member]
Balance	14,500,000	29,000,000	29,000,000
Dividends declared
Shares distributed to EuroDry		(14,500,000)
Redemption of shares	(8,155,055)
Preferred deemed dividend	504,577
Balance	6,849,522	14,500,000	29,000,000
Preferred Stock Issued as Dividends [Member]
Balance	4,257,361	6,613,759	4,804,948
Dividends declared	78,639	1,335,733	1,808,811
Shares distributed to EuroDry		(3,692,131)
Redemption of shares	(3,530,945)
Preferred deemed dividend
Balance	$ 805,055	$ 4,257,361	$ 6,613,759